INCOME TAXES - Effective tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	2.00%	2.80%
Permanent items		(0.80%)
Performance shares	1.10%
Provision to return adjustment and other	(0.40%)	(2.30%)
Change in rate	0.80%	3.80%
Change in valuation allowance	(24.70%)
NOL carryback difference	(0.50%)	(1.40%)
Effective income tax rate	(0.70%)	23.10%
Net operating loss and carryforward	$ 7,792	$ 5,762
Interest and penalties related to uncertain tax positions	0
Federal
Reconciliation of effective tax rate:
Net operating loss and carryforward	$ 33,300